Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	1847 HOLDINGS LLC
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 8
Entity Central Index Key	0001599407
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE